Shareholder Report, Holdings (Details) - C000259932	Apr. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
FR_679580100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%